Schedule II - Valuation and Qualifying Accounts (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warranty and overhaul reserves
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 138,992	$ 92,064	$ 87,849
Charged/ (credited) to expense	50,385	28,947	35,418
Charged/(credited) to other accounts	12,234	56,753	1,762
Deductions from reserves	48,548	38,772	29,441
Balance at end of period	153,063	138,992	92,064
Allowance for doubtful accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	7,340	5,614	6,270
Charged/ (credited) to expense	2,632	3,635	2,026
Charged/(credited) to other accounts	4,979	0	0
Deductions from reserves	2,609	1,909	2,682
Balance at end of period	12,342	7,340	5,614
Valuation allowance-taxes
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	21,418	12,623	1,818
Charged/ (credited) to expense	6,760	3,405	7,024
Charged/(credited) to other accounts	0	5,390	3,781
Deductions from reserves	10,024	0	0
Balance at end of period	$ 18,154	$ 21,418	$ 12,623